Financial Risk Management (Details) - AUD ($)	1 Months Ended
	Oct. 31, 2023	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Financial Risk Management [Line Items]
AdditionalConvertibleNote	$ 150,000
Convertible note issue	$ 1,000,000	$ 1,004,889
Current borrowings		2,084,152		$ 5,086
Liquidity Risk - 2023 [Member]
Financial Risk Management [Line Items]
AdditionalConvertibleNote			$ 25,000
Remaining contractual maturities [Member]
Financial Risk Management [Line Items]
Loans maturity date	Dec. 31, 2024
Current borrowings		$ 2,015,000.000